Structural Interest Rate Sensitivity Measures (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	$ (2,211)	$ (1,496)
NII Sensitivity	920	1,213
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	1,599	1,102
NII Sensitivity	(1,099)	$ (1,381)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(462)
NII Sensitivity	502
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	368
NII Sensitivity	(530)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	(1,749)
NII Sensitivity	418
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	1,231
NII Sensitivity	$ (569)